Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Severance	$ (79)	$ (87)
Acquisition and other	(111)	(48)
Total severance, acquisition and other costs	$ (190)	$ (135)